MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 7, 2012

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, Northwest

Washington, DC 20549

RE: MONEY MARKET OBLIGATIONS TRUST (the “Trust” or “Registrant”)

Federated Prime Value Obligations Fund

Service Shares

Federated Prime Cash Obligations Fund

Institutional Shares

Capital Shares

Service Shares

Federated Government Obligations Fund

Institutional Shares

Capital Shares

Service Shares

Federated Treasury Obligations Fund

Institutional Shares

Capital Shares

Service Shares

1933 Act File No. 033-31602

1940 Act File No. 811-05950

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14 for the above-referenced Trust.

The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Portfolio under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which Fifth Third Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund, each a portfolio of the Fifth Third Funds, will transfer substantially all of its assets to the Portfolio in exchange for shares of the Portfolio.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Funds acknowledges the staff’s view that: the Funds is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Funds may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We would appreciate receiving any comments you may have by June 22, 2012. If you have any questions on the enclosed material, please do not hesitate to contact me at (412) 288-4827.

Very truly yours,

/s/ Heidi Loeffert

Heidi Loeffert

Senior Paralegal

Enclosures